Business acquisition - Narrative (Details) - USD ($)		12 Months Ended
	Nov. 27, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2021
Business Acquisition [Line Items]
Amortization of intangible assets		$ 515,000	$ 663,000	$ 1,384,000	$ 500,000
Impairment of goodwill				31,928,000
Netless
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Total purchase consideration	$ 3,100
Intangible assets, net	$ 200,000
Finite-lived intangible asset, useful life	5 years
Deferred tax liabilities	$ 53,200
Deferred tax liability, period of recognition	5 years
Netless | Developed Technology [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		39,000	42,600	42,600
Acquisition Of Easemob [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired						100.00%
Total purchase consideration						$ 53,400,000
Deferred tax liabilities						1,200,000
Impairment of goodwill				31,900,000	$ 8,900,000
Disposal goodwill				12,300,000
Goodwill						53,100,000
Acquisition Of Easemob [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets, net						$ 4,200,000
Finite-lived intangible asset, useful life						3 years
Acquisition Of Easemob [Member] | Customer Relationships [Member] | Selling and Marketing Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		100,000		900,000
Acquisition Of Easemob [Member] | Customer Relationships [Member] | General and Administrative Expense [Member]
Business Acquisition [Line Items]
Amortization of intangible assets		500,000	$ 500,000	$ 500,000
Acquisition Of Easemob [Member] | Developed Technology [Member]
Business Acquisition [Line Items]
Intangible assets, net		$ 4,000,000
Finite-lived intangible asset, useful life		5 years